Restatement of Previously Issued Financial Statements (Tables)	11 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Schedule of the restatement on each financial statement
	As Previously Reported	Adjustments	Restated
December 31, 2020 Balance sheet at December 31, 2020 (audited):
Warrant Liability	$—	$10,948,000	$21,519,000
		10,571,000
Class A common stock subject to possible redemption	162,293,000	(10,948,000)	140,774,000
		(10,571,000)
Additional paid-in capital	5,951,000	390,000	16,912,000
		10,571,000
Retained earnings (accumulated deficit)	(951,000)	(390,000)	(11,912,000)
		(10,571,000)
Statement of Operations for the Period from January 24, 2020 (inception) to December 31, 2020
Other expense – Costs of issuance of warrants	—	(390,000)	(390,000)
Other expense – Change in value of warrant liability	—	(10,571,000)	(10,571,000)
Total other income (expense)	79,000	(390,000)	(10,882,000)
		(10,571,000)
Net income (loss)	(951,000)	(390,000)	(11,912,000)
		(10,571,000)
Net income (loss) per Class B common share	(0.24)	(2.73)	(2.97)
Statement of Cash Flows for the Period from January 24, 2020 (inception) to December 31, 2020 (audited)
Cost of warrant issuance included in financing activities	—	(390,000)	(390,000)
Change in fair value of warrant liability	—	(10,571,000)	(10,571,000)
	As Previously Reported	Adjustments	Restated
September 30, 2020 Balance sheet at September 30, 2020 (unaudited):
Warrant Liability	$—	$10,948,000	9,468,000
		(1,480,000)
Class A common stock subject to possible redemption	163,128,000	9,468,000	153,660,000
Additional paid-in capital	5,121,000	390,000	4,031,000
		(1,480,000)
Retained earnings (accumulated deficit)	(2,000)	(390,000)	969,000
		1,480,000
Statement of Operations Three months ended September 30, 2020 (unaudited)
Other expense – Change in value of warrant liability	—	1,480,000	1,480,000
		(390,000)	(390,000)
Net income (loss)	(119,000)	1,090,000	971,000
Net income (loss) per Class B common share, basic and diluted	(0.03)	0.26	0.23
	As Previously Reported	Adjustments	Restated
Statement of Operations for the Period from January 24, 2020 (inception) to September 30, 2020 (unaudited)
Other income – Change in value of warrant liability	—	1,480,000	1,480,000
Other income – Costs of issuance of warrants	—	(390,000)	(390,000)
Other income (expense)	26,000	1,190,000	1,116,000
Net income (loss)	(121,000)	1,480,000	969,000
		(390,000)
Net income (loss) per Class B common share	(0.03)	0.37	0.34

Statement of Cash Flows for the Three months ended September 30, 2020
Cost of warrant issuance included in financing activities	—	(390,000)	(390,000)
Change in fair value of warrant liability	—	(1,480,000)	(1,480,000)

Schedule of basic and diluted loss per common share
	Three months Ended September 30, 2020 (As Restated)	For the Period From January 24, 2020 (date of inception) to September 30, 2020 (As Restated)
Net income available to Class A common stockholders:
Interest income	$26,000	$26,000
Less: Income and franchise taxes	(26,000)	(26,000)
Net income attributable to Class A common stockholders	$—	$—

Net income available to Class B common stockholders:
Net loss	$(119,000)	$(121,000)
Add: Change in warrant liability	1,480,000	1,480,000
Less: Costs of warrant issuance	—	(390,000)
Less: amount attributable to Class A common stockholders	—	—
Net (loss) attributable to Class B common stockholders	$1,361,000	$969,000

Schedule of fair value hierarchy of valuation techniques
Description	December 31, 2020	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Warrant Liabilities:
Public Warrants	$12,851,000	$—	$—	$12,851,000
Private Placement Warrants	$8,668,000	$—	$—	$8,668,000
Warrant liability at December 31, 2020	$21,519,000			$21,519,000
Description	September 30, 2020	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Warrant Liabilities:
Public Warrants	$5,705,000	$—	$—	$5,705,000
Private Placement Warrants	$3,763,000	$—	$—	$3,763,000
Warrant liability at September 30, 2020	$9,468,000			$9,468,000

Schedule of quantitative information regarding Level 3 fair value measurements
Private Placement Warrants	At August 4 2020 (Initial Measurement)	As of December 31, 2020
Stock price	$9.62	$10.01
Strike price	$11.50	$11.50
Term (in years)	5.0	5.0
Volatility	14.36%	20.66%
Risk-free rate	0.275%	0.469%
Fair value of private placement warrants	$0.77	$1.52
Public Warrants	At August 4 2020 (Initial Measurement)	As of December 31, 2020
Stock price	$9.63	$10.01
Strike price	$11.50	$11.50
Term (in years)	5.0	5.0
Volatility	15.00%	21.0%
Risk-free rate	0.275%	0.469%
Fair value of public warrants	$0.76	$1.49
Private Placement Warrants	At August 4 2020 (Initial Measurement)	As of September 30, 2020
Stock price	$9.63	$9.75
Strike price	$11.50	$11.50
Term (in years)	5.0	5.0
Volatility – post announcement	15.00%	12.68%
Risk-free rate	0.275%	.351%
Fair value of private placement warrants	$0.77	$0.67
Public Warrants	At August 4 2020 (Initial Measurement)	As of September 30, 2020
Stock price	$9.63	$9.76
Strike price	$11.50	$11.50
Term (in years)	5.0	5.0
Volatility – post announcement	15.00%	15.00%
Risk-free rate	0.275%	.351%
Fair value of public warrants	$0.77	$0.66

Schedule of changes in the fair value of warrant liabilities
	Public	Private Placement	Warrant Liabilities
Initial measurement on August 4, 2020, pro forma for overallotment	$6,584,000	$4,364,000	$10,948,000
Change in valuation inputs or other assumptions	6,267,000	4,304,000	10,571,000
Fair value as of December 31, 2020	$12,851,000	$8,668,000	$21,519,000
	Public	Private Placement	Warrant Liabilities
Initial measurement on August 4, 2020, pro forma for overallotment	$6,584,000	$4,364,000	$10,948,000
Change in valuation inputs or other assumptions	(879,000)	(601,000)	(1,480,000)
Fair value as of September 30, 2020	$5,705,000	$3,763,000	$9,468,000